Equity - Narrative (Detail)					1 Months Ended	5 Months Ended	12 Months Ended
		Dec. 14, 2015 $ / shares	Jul. 13, 2015 USD ($)	Jun. 24, 2013 USD ($) shares	Nov. 30, 2015 $ / shares	Jul. 13, 2015 USD ($) $ / shares	Dec. 31, 2015 USD ($) employee_stock_ownership_plan $ / shares shares		Dec. 31, 2014 USD ($)		Dec. 31, 2013 USD ($)		Feb. 11, 2015 USD ($)	Oct. 23, 2014 USD ($)	Jun. 27, 2013 USD ($)	Nov. 30, 2012 USD ($)	Dec. 31, 2011 USD ($)
Equity, Class of Treasury Stock [Line Items]
Amount of shares authorized in stock purchase plan, value							$ 11,000,000,000							$ 11,000,000,000	$ 10,000,000,000	$ 10,000,000,000	$ 10,000,000,000
Accelerated share repurchases, cash paid			$ 160,000,000			$ 160,000,000							$ 5,000,000,000
Payments for repurchase of common stock			$ 5,200,000,000				6,160,000,000	[1]	$ 5,000,000,000	[1]	$ 16,290,000,000	[1]
Accelerated share repurchase, final average price paid (in dollars per share) | $ / shares						$ 34.13
Amount of remaining shares authorized in stock purchase plan, value							$ 16,400,000,000
Noncash transaction sale of subsidiary common stock for company common stock	[2],[3]										11,408,000,000
Common stock divided declared (in dollars per share) | $ / shares		$ 0.30
Number of employee stock ownership plans | employee_stock_ownership_plan							2
Common ESOP Plan [Member]
Equity, Class of Treasury Stock [Line Items]
ESOP compensation expense							$ 8,000,000		$ 136,000,000		$ 133,000,000
Common Stock [Member] | Preferred Employee Stock Ownership Plan [Member]
Equity, Class of Treasury Stock [Line Items]
Series A convertible perpetual preferred stock, common stock shares when converted | shares							2,574.87
Convertible preferred stock, number of shares convertible | shares							2,000,000
Common Stock [Member] | Common ESOP Plan [Member]
Equity, Class of Treasury Stock [Line Items]
Employee Stock Ownership Plan (ESOP), Shares in ESOP | shares							58,000,000
Common Stock [Member] | Zoetis [Member]
Equity, Class of Treasury Stock [Line Items]
Company shares received in Exchange Offer | shares				405,117,000
Noncash transaction sale of subsidiary common stock for company common stock				$ 11,400,000,000
Preferred Stock [Member] | Series A, Convertible Preferred Stock [Member] | Preferred Employee Stock Ownership Plan [Member]
Equity, Class of Treasury Stock [Line Items]
Series A convertible perpetual preferred stock, dividends rate							6.25%
Series A convertible perpetual preferred stock, per share stated value (in dollars per share) | $ / shares							$ 40,300
Preferred stock, redemption price per share (in dollars per share) | $ / shares							$ 40,300
Pfizer and Allergan Merger [Member]
Equity, Class of Treasury Stock [Line Items]
Maximum quarterly dividend (in dollars per share) | $ / shares					$ 0.28

[1]	Amounts may not add due to rounding.
[2]	Amounts may not add due to rounding.
[3]	Relates to Zoetis (our former Animal Health subsidiary). See Note 2D. Acquisitions, Licensing Agreements, Collaborative Arrangements, Divestitures, Equity-Method Investments and Cost-Method Investment: Divestitures.